INVESTMENTS IN ASSOCIATES (Narrative) (Details) $ / shares in Units, € in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Oct. 10, 2018 CAD ($) shares	Oct. 10, 2018 EUR (€) shares	Oct. 02, 2018 CAD ($) $ / shares shares	Sep. 12, 2018 CAD ($) $ / shares shares	Oct. 23, 2020 CAD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2020 EUR (€)	Oct. 10, 2018 EUR (€)
Disclosure of associates [line items]
Purchase of interests in associates							$ 12,758
Commitment to deliver additional consideration on achievement of gross margin based milestones | €								€ 875
Impairment loss						$ 3,000	950
Alpha-cannabis Pharma GmbH ("ACG") [Member]
Disclosure of associates [line items]
Number of shares acquired | shares	8,333	8,333
Proportion of ownership interest in associate	25.00%	25.00%				25.00%
Purchase of interests in associates	$ 2,436	€ 1,625
Commitment to deliver additional consideration on achievement of gross margin based milestones | €									€ 875
Fair value of contingent shares	$ 972								€ 649
Impairment loss						$ 0	0
Eviana Health Corporation ("Eviana") [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate			21.40%			19.90%
Percentage of potential ownership interest capped based on certain Canadian securities regulations and contractual obligations			19.90%
Convertible debentures receivable, face value			$ 5,000
Percentage of interest rate on convertible debentures			10.00%
Convertible debentures, Conversion price | $ / shares			$ 1.15
Convertible debentures, total number of shares available upon conversion | shares			4,347,826
Description, Conversion of debentures			The convertible debentures are convertible at the option of the holder at any time at a price of $1.15 per share, or into 4,347,826 common shares of Eviana. Conversion of the debentures may be forced by Eviana in the event that the volume weighted average price of the common shares of Eviana for ten consecutive days is greater than $2.15, subject to a minimum volume of 100,000 shares in each of those 10 days.
Number of share purchase warrant units acquired | shares			2,500
Shares available per share purchase warrant unit upon conversion | shares			870
Share purchase warrant units, total number of shares available upon conversion | shares			2,175,000
Share purchase warrant exercise price per share | $ / shares			$ 1.30
Maximum percentage of annual CBD oil purchased			25.00%
Percentage of agreed raw CBD oil wholesale market price			95.00%
Impairment loss						$ 3,000	$ 950
Hyasynth Biologicals Inc. ("Hyasynth") [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate				43.40%		43.40%
Purchase of interests in associates				$ 10,000
Convertible debentures receivable, face value				$ 5,000
Percentage of interest rate on convertible debentures				8.00%
Convertible debentures, Conversion price | $ / shares				$ 40
Convertible debentures, total number of shares available upon conversion | shares				125,000
Impairment loss						$ 0
Commitment for convertible debentures on achievement of production related milestones within 24 months				$ 2,500
Aggregate commitment for convertible debentures on achievement of production related milestones within 24 months				$ 5,000
Ability to purchase up to annual cannabinoid or cannabinoid related production				100.00%
Percentage of discount agreed upon wholesale market price for period of 10 years				10.00%
Hyasynth Biologicals Inc. ("Hyasynth") [Member] | Achievement of contractual production-related milestone
Disclosure of associates [line items]
Convertible debentures receivable, face value					$ 7,500
Advance given as convertible debentures					$ 2,500
Potential proportion of ownership interest in associate					46.50%